2. BUSINESS ACQUISITION (Details - Pro forma information) - Ross Optical Industries [Member] - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 10,539,623	$ 7,932,325
Net Income	$ 121,946	$ 472,317
Earnings per Share - Basic	$ 0.01	$ 0.05
Earnings per Share - Fully Diluted	$ 0.01	$ 0.05